PARENT ONLY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
PARENT ONLY INFORMATION
Schedule of condensed balance sheets

	December 31,
	2023	2024
ASSETS
Current assets
Cash and cash equivalents	$772	$73
Prepaid expenses and other current assets	156	—
Amounts due from subsidiaries	149,541	147,616
TOTAL ASSETS	$150,469	$147,689

LIABILITIES AND EQUITY
Current Liabilities
Accrued expenses and other current liabilities	$667	$158
Deficit of investments in subsidiaries	158,184	160,703
TOTAL LIABILITIES	$158,851	$160,861

STOCKHOLDERS' DEFICIT
Ordinary shares	$17	$17
Additional paid-in capital	283,137	282,766
Treasury shares, at cost	(30,359)	(30,880)
Accumulated deficit	(259,321)	(261,810)
Accumulated other comprehensive income	(1,856)	(3,265)
TOTAL STOCKHOLDERS' DEFICIT	(8,382)	(13,172)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$150,469	$147,689

Schedule of condensed statements of operations and comprehensive (loss)

	Years ended December 31
	2022	2023	2024
General and administrative	$2,234	$1,222	$984
Operating loss	(2,234)	(1,222)	(984)
Share of loss from subsidiaries and the VIEs	(54,348)	(8,368)	(1,505)
Loss before income tax	(56,582)	(9,590)	(2,489)
Income tax expense	—	—	—
Net loss	(56,582)	(9,590)	(2,489)
Other comprehensive income loss:
Foreign currency translation adjustment, net of nil income tax	(3,761)	(832)	(1,409)
Total comprehensive loss	$(60,343)	$(10,422)	$(3,898)

Schedule of condensed statements of cash flows

	Years ended December 31,
	2022	2023	2024
Net loss	$(56,582)	$(9,590)	$(2,489)
Share of loss from subsidiaries and VIEs	54,348	8,368	1,505
Prepaid expenses and other current assets	101	30	156
Accrued expenses and other current liabilities	(95)	(72)	(509)
Net cash used in operating activities	(2,228)	(1,264)	(1,337)
Changes in amounts due from subsidiaries and VIEs	2,244	4,205	1,925
Capital injection to a subsidiary	—	—	(50)
Net cash provided by investing activities	2,244	4,205	1,875
Issuance of ordinary shares from treasury shares	—	45	—
Repurchase of ordinary shares	—	(2,296)	(1,237)
Net cash used in financing activities	—	(2,251)	(1,237)
Net increase /(decrease) in cash and cash equivalents	16	690	(699)
Cash and cash equivalents at beginning of the year	66	82	772
Cash and cash equivalents at end of the year	$82	$772	$73